COMMITMENTS AND CONTINGENCIES (Details Narrative) ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 12, 2023 USD ($)	Jun. 12, 2023 ILS (₪)
Commitments and Contingencies Disclosure [Abstract]
[custom:RoyaltiesAgreementDescription]	Pursuant to the agreement with the IIA relating to the program, the Company has to pay royalties of 3% to the IIA up to the amount IIA funding received and the accrued interest r
Advance Royalties		$ 96	₪ 357